Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table for non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to non-PEO Named Executive Officers($)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($) (in 000,000s)	Adjusted EBITDA ($) (in 000,000s)(4)
2025	$2,268,000	$2,268,000	$1,083,474	$2,465,947	$226	$87	$51.1	$281.4
2024	2,268,000	2,268,000	1,648,765	2,616,772	129	87	76.3	310.1
2023	2,100,000	2,100,000	1,236,355	1,960,780	88	100	12.6	262.3

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(2) The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group, excluding our CEO. The NEOs for each applicable year as follows:

●	2025: Stefan Angeli, Jennifer Howard, Chokri Ben Amor, Naif Al-Hadrami;
●	2024: Stefan Angeli, Jennifer Howard, Chokri Ben Amor, Naif Al-Hadrami;
●	2023: Stevan Angeli, Dhiraj Dudeja, Chokri Ben Amor, Naif Al-Hadrami.

Peer Group Issuers, Footnote [Text Block]		(3) The peer group used for purpose is the Philadelphia Oil Service Index (“OSX”).
PEO Total Compensation Amount		$ 2,268,000	$ 2,268,000	$ 2,100,000
PEO Actually Paid Compensation Amount	[1]	$ 2,268,000	2,268,000	2,100,000
Adjustment To PEO Compensation, Footnote [Text Block]

			Compensation Actually Paid: Adjustments
Year	Executive(s)	Summary compensation table total ($)	Deduct stock awards ($)	Include year-end equity value for awards granted during the year that remain unvested as of year-end ($)	Include Change in value of prior equity awards vesting during year ($)	Deduct value of prior year awards forfeited during year ($)	Include Change in value of prior equity awards not vested during year ($)	Compensation Actually Paid ($)

2025	CEO	2,268,000	-	-	-	-	-	2,268,000
	Other NEOs	1,083,474	(413,400)	939,600	182,847	(103,125)	776,552	2,465,948
2024	CEO	2,268,000	-	-	-	-	-	2,268,000
	Other NEOs	1,648,765	(1,098,125)	1,097,600	977,698	-	(9,167)	2,616,771
2023	CEO	2,100,000	-	-	-	-	-	2,100,000
	Other NEOs	1,236,355	(403,750)	610,000	114,609	-	403,565	1,960,779

Non-PEO NEO Average Total Compensation Amount	[2]	$ 1,083,474	1,648,765	1,236,355
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 2,465,947	2,616,772	1,960,780
Compensation Actually Paid vs. Net Income		Net income
Compensation Actually Paid vs. Company Selected Measure		Adjusted EBITDA
Total Shareholder Return Vs Peer Group		Total Shareholder Return
Tabular List, Table

Financial Performance Measures

As described in greater detail in the CD&A, the Company’s executive compensation program reflects a commitment to pay-for-performance. Listed below are the financial performance measures which in our assessment represent the most important performance measures we used to link compensation actually paid to our NEOs, for the 2025 year, to Company performance.

●	Net income
●	Adjusted EBITDA
●	Total Shareholder Return (“TSR”)

Total Shareholder Return Amount		$ 226	129	88
Peer Group Total Shareholder Return Amount	[3]	87	87	100
Net Income (Loss) Attributable to Parent		$ 51,100,000	$ 76,300,000	$ 12,600,000
Company Selected Measure Amount	[4]	281,400,000	310,100,000	262,300,000
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 2,268,000	$ 2,268,000	$ 2,100,000
PEO Actually Paid Compensation Amount		2,268,000	2,268,000	2,100,000
PEO [Member] | Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Include Year-end Equity Value for Awards Granted During the Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Include Change in Value of Prior Equity Awards Vesting During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Deduct Value of Prior Year Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Include Change in Value of Prior Equity Awards not Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,083,474	1,648,765	1,236,355
PEO Actually Paid Compensation Amount		2,465,948	2,616,771	1,960,779
Non-PEO NEO [Member] | Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(413,400)	(1,098,125)	(403,750)
Non-PEO NEO [Member] | Include Year-end Equity Value for Awards Granted During the Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		939,600	1,097,600	610,000
Non-PEO NEO [Member] | Include Change in Value of Prior Equity Awards Vesting During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		182,847	977,698	114,609
Non-PEO NEO [Member] | Deduct Value of Prior Year Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(103,125)
Non-PEO NEO [Member] | Include Change in Value of Prior Equity Awards not Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 776,552	$ (9,167)	$ 403,565

[1]	“Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to our other NEOs (excluding the CEO) reflect adjustments from Total Compensation reported in the Summary Compensation Table. Adjustments are detailed in the “Compensation Actually Paid: Adjustments” table below.
[2]	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group, excluding our CEO. The NEOs for each applicable year as follows:
[3]	The peer group used for purpose is the Philadelphia Oil Service Index (“OSX”).
[4]	We have selected Adjusted EBITDA as the most important financial performance measure (that is not otherwise required to be disclosed in the table).